Financial risk management and fair values of financial instruments (Tables)	12 Months Ended
Dec. 31, 2024
Financial Risk Management And Fair Values Of Financial Instruments
Schedule of credit risk

The tables below detail the credit risk exposures of the Group’s financial assets which are subject to ECL assessment:-

	Notes	Internal credit rating	12-month or lifetime ECL	2024 Gross carrying amount	2024 Gross carrying amount	2023 Gross carrying amount
				US$	HK$	HK$
Financial assets at amortised cost

Trade receivables	18		Lifetime ECL (provision matrix)	427,391	3,319,847	9,025,248
Deposits and other receivables	15		12-month ECL	3,021,522	23,452,279	23,029,801
Amounts due from related companies	16	(Note 1)	12-month ECL	2,227,764	17,304,600	71,082
Amounts due from shareholders	16	(Note 1)	12-month ECL	9,540	74,100	10

Note1: These balances are repayable on demand.

Schedule of remaining contractual maturity for financial liabilities

	Within 1 year	2 to 5 years	Over 5 years	Total
	HK$	HK$	HK$	HK$

December 31, 2024

Bank loans	10,013,806	40,055,223	28,845,729	78,914,758
Loans from related companies	16,802,118	24,606,150	5,379,624	46,787,892
Amounts due to directors	42,573,611	-	-	42,573,611
Amounts due to a related company	165,724	-	-	165,724
Lease liabilities	41,371,011	38,337,962	-	79,708,973
Trade payables	16,657,404	-	-	16,657,404
Other payables	5,740,176	-	-	5,740,176

	133,323,850	102,999,335	34,225,353	270,548,538

US$	17,163,877	13,259,953	4,406,112	34,829,942

	Within 1 year	2 to 5 years	Over 5 years	Total
	HK$	HK$	HK$	HK$

December 31, 2023

Bank loans	10,255,376	41,110,965	39,820,388	91,186,729
Loans from related companies	16,937,200	35,750,789	6,803,280	59,491,269
Amounts due to directors	108,118,417	-	-	108,118,417
Amounts due to a related company	131,161	-	-	131,161
Lease liabilities	41,266,516	41,674,694	-	82,941,210
Trade payables	16,198,249	-	-	16,198,249
Other payables	5,342,137	-	-	5,342,137

	198,249,056	118,536,448	46,623,668	363,409,172